DEBT - Senior Notes (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Debt issuance costs		$ 0	$ 0	$ 740
Senior Notes Due 2031
Debt Instrument [Line Items]
Stated fixed interest rate (as percent)	2.75%	2.75%
Face amount	$ 450,000
Issue price (as percent)	99.195%
Debt issuance costs	$ 3,900
Proceeds from debt	$ 442,500